Exhibit 99.2

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2024,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2024, leases with a total base residual value of $26,906,501.41 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2025. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2024,,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	December	$567,853,952.33
2025-	January	$521,093,335.85	$11,170,214.47	14.85%	$40,909,836.81	7.72%
	February	$491,179,626.66	$10,634,551.41	14.13%	$24,403,358.09	4.60%
	March	$460,359,126.09	$10,074,419.98	13.39%	$25,576,120.88	4.82%
	April	$410,836,380.49	$9,122,382.69	12.12%	$44,927,332.38	8.47%
	May	$355,705,212.83	$8,016,208.42	10.65%	$51,154,932.21	9.65%
	June	$293,924,754.79	$6,726,056.15	8.94%	$58,552,250.08	11.04%
	July	$230,808,314.36	$5,380,215.02	7.15%	$60,626,548.82	11.43%
	August	$165,823,640.90	$3,986,563.49	5.30%	$63,267,787.68	11.93%
	September	$101,236,924.63	$2,551,288.70	3.39%	$63,666,034.02	12.01%
	October	$48,089,272.78	$1,339,747.53	1.78%	$52,803,408.35	9.96%
	November	$40,198,825.62	$1,144,344.31	1.52%	$7,218,980.45	1.36%
	December	$33,954,231.80	$981,402.31	1.30%	$5,658,479.95	1.07%
2026-	January	$25,614,604.12	$766,232.79	1.02%	$7,907,278.30	1.49%
	February	$23,007,719.73	$693,864.16	0.92%	$2,164,897.20	0.41%
	March	$20,531,581.02	$626,767.65	0.83%	$2,075,613.65	0.39%
	April	$17,728,521.25	$546,863.28	0.73%	$2,458,090.25	0.46%
	May	$15,228,359.38	$473,227.86	0.63%	$2,201,264.40	0.42%
	June	$12,385,614.26	$380,805.49	0.51%	$2,611,685.25	0.49%
	July	$9,425,905.13	$292,339.71	0.39%	$2,789,161.35	0.53%
	August	$6,764,811.64	$214,063.76	0.28%	$2,539,717.65	0.48%
	September	$3,639,942.94	$118,163.34	0.16%	$3,073,226.08	0.58%
	October	$73,103.15	$2,583.11	0.00%	$3,600,049.45	0.68%
	November	$0.00	$0.00	0.00%	$73,822.00	0.01%

Total			$75,242,305.63	100.00%	$530,259,875.30	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$605,502,180.93

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2024	Car	2	15.38%	$8,447	23.26%	68.63%
	CUV	714	48.05%	$3,114	6.75%	13.28%
	SUV	25	37.31%	$5,807	8.35%	16.33%
	Truck	343	59.76%	$3,713	6.28%	11.29%

	Total/Average	1,084	50.65%	$3,376	6.65%	12.64%

NOVEMBER 2024	Car	4	33.33%	$7,890	16.99%	43.99%
	CUV	534	47.55%	$2,972	6.46%	13.04%
	SUV	21	37.50%	$5,285	7.59%	14.92%
	Truck	319	68.31%	$2,588	4.48%	7.93%

	Total/Average	878	52.96%	$2,910	5.73%	10.92%

DECEMBER 2024	Car	1	12.50%	$9,336	19.91%	58.51%
	CUV	446	42.48%	$3,126	6.79%	14.07%
	SUV	20	29.85%	$5,527	7.92%	15.84%
	Truck	191	52.04%	$4,209	7.21%	13.19%

	Total/Average	658	44.10%	$3,523	7.00%	13.86%